EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 11. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

If there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 1,167 and 395,640 were issued and outstanding at September 30, 2021 and 2020, respectively. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 163,913 and 233,928 were issued and outstanding on September 30, 2021 and 2020, respectively.

The calculations of basic and diluted EPS for the three months ended September 30, 2021 and 2020 are as follows:

	September 30, 2021	September 30, 2020
Basic and diluted loss per common share:
Net loss	$(595,233)	$(1,231,567)
Basic weighted average shares outstanding	10,944,439	4,162,306
Basic and diluted loss per common share:	$(0.05)	$(0.30)

The calculations of basic and diluted EPS for the nine months ended September 30, 2021 and 2020 are as follows:

	September 30, 2021	September 30, 2020
Basic and diluted loss per common share:
Net loss	$(2,486,045)	$(3,349,778)
Basic weighted average shares outstanding	9,809,092	4,164,489
Basic and diluted loss per common share:	$(0.25)	$(0.80)

NOTE 12. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

If there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 395,640 were issued and outstanding at December 31, 2020 and 2019, respectively. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 233,917 were issued and outstanding at December 31, 2020.

The calculations of basic and diluted EPS, are as follows:

	December 31, 2020	December 31, 2019
Basic and diluted loss per common share:
Net loss	$(3,699,005)	$(3,495,481)
Basic weighted average shares outstanding	4,183,625	2,877,655
Basic and diluted loss per common share:	$(0.88)	$(1.21)